UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Ultra-Short Duration Fund

Contents
4 Performance Summary
8 Portfolio Summary
9 Investment Portfolio
20 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
29 Notes to Financial Statements
45 Information About Your Fund's Expenses
47 Summary of Management Fee Evaluation by Independent Fee Consultant
51 Account Management Resources
53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In the current market environment, mortgage backed securities are experiencing increased volatility. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.84%	0.79%	3.94%	1.76%	2.55%
Class B	2.55%	0.02%	3.20%	1.01%	1.84%
Class C	2.45%	0.03%	3.18%	1.00%	1.82%
Barclays Corporate 1-Year Duration Index+	0.93%	1.03%	2.51%	2.80%	3.05%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	0.01%	-1.98%	2.98%	1.20%	2.27%
Class B (max 4.00% CDSC)	-1.45%	-2.89%	2.57%	0.84%	1.84%
Class C (max 1.00% CDSC)	1.45%	0.03%	3.18%	1.00%	1.82%
Barclays Corporate 1-Year Duration Index+	0.93%	1.03%	2.51%	2.80%	3.05%
No Sales Charges
Class S	2.96%	1.05%	4.24%	2.04%	2.66%
Institutional Class	2.97%	1.05%	4.21%	2.01%	2.72%
Barclays Corporate 1-Year Duration Index+	0.93%	1.03%	2.51%	2.80%	3.05%

‡ Total returns shown for periods less than one year are not annualized.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	1.00%	4.51%	1.83%	2.61%
Class B	0.24%	3.69%	1.04%	1.89%
Class C	0.25%	3.71%	1.07%	1.88%
Barclays Corporate 1-Year Duration Index+	1.19%	2.94%	2.86%	3.10%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-1.77%	3.55%	1.27%	2.32%
Class B (max 4.00% CDSC)	-2.68%	3.06%	0.87%	1.89%
Class C (max 1.00% CDSC)	0.25%	3.71%	1.07%	1.88%
Barclays Corporate 1-Year Duration Index+	1.19%	2.94%	2.86%	3.10%
No Sales Charges
Class S	1.27%	4.78%	2.11%	2.71%
Institutional Class	1.27%	4.78%	2.07%	2.78%
Barclays Corporate 1-Year Duration Index+	1.19%	2.94%	2.86%	3.10%

Prior to April 15, 2011 this fund was known as DWS Short Duration Fund. The Fund's investment objective also changed at this time. All returns prior to April 15, 2011 were achieved under the previous objective and strategy.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.17%, 1.92%, 1.82%, 0.81% and 0.78% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on February 28, 2003 and for Class S shares for the period prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of DWS Ultra-Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Corporate 1-Year Duration Index is an unmanaged index designed to measure the performance of the short-term U.S. corporate bond market. The index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of 1 year or less, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's and Fitch Ratings), and have $250 million or more of outstanding face value.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$8.98	$8.99	$8.97	$8.99	$8.99
10/31/11	$8.89	$8.90	$8.88	$8.90	$8.90
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.16	$.13	$.13	$.17	$.17
April Income Dividend	$.0236	$.0177	$.0178	$.0255	$.0255
SEC 30-day Yield as of 4/30/12++	3.03%	2.36%	2.37%	3.36%	3.36%
Current Annualized Distribution Rate as of 4/30/12++	3.15%	2.36%	2.38%	3.40%	3.40%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.18%, 2.23%, 2.97% and 3.21% for Class B, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.18%, 2.24%, 3.01% and 3.25% for Class B, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — Ultrashort Bond Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	40	of	104	38
3-Year	20	of	85	23
5-Year	42	of	80	52
Class B 1-Year	88	of	104	84
3-Year	26	of	85	30
5-Year	60	of	80	74
Class C 1-Year	86	of	104	82
3-Year	27	of	85	31
5-Year	61	of	80	76
Class S 1-Year	26	of	104	25
3-Year	13	of	85	15
5-Year	30	of	80	37
Institutional Class 1-Year	27	of	104	25
3-Year	14	of	85	16
5-Year	32	of	80	39
10-Year	10	of	51	18

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 34.9%
Consumer Discretionary 3.0%
Beam, Inc., 6.375%, 6/15/2014		218,000	239,517
DIRECTV Holdings LLC, 144A, 2.4%, 3/15/2017		500,000	501,112
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,550,500
JC Penney Corp., Inc., 9.0%, 8/1/2012		500,000	508,750
News America, Inc., 7.6%, 10/11/2015		500,000	583,552
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		1,200,000	1,362,000
			4,745,431
Consumer Staples 0.1%
Safeway, Inc., 3.4%, 12/1/2016		200,000	204,160
Energy 3.8%
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	289,036
Forest Oil Corp., 8.5%, 2/15/2014		1,400,000	1,505,000
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017		1,000,000	1,016,250
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015		500,000	607,645
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016		300,000	318,080
Phillips 66, 144A, 2.95%, 5/1/2017		400,000	410,449
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (b)		1,400,000	1,407,000
Transocean, Inc., 4.95%, 11/15/2015		300,000	322,515
			5,875,975
Financials 20.4%
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,053,500
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,536,500
American International Group, Inc., 4.25%, 9/15/2014		500,000	521,710
American Tower Corp., (REIT), 4.625%, 4/1/2015		350,000	373,004
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014		520,000	595,341
Banco Bradesco SA, 144A, 4.5%, 1/12/2017		500,000	520,000
Banco del Estado de Chile, 2.03%, 4/2/2015		500,000	500,000
Banco do Brasil SA, 144A, 4.5%, 1/22/2015		1,000,000	1,045,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		1,000,000	1,000,000
Bank of America Corp., Series L, 1.886%*, 1/30/2014 (b)		500,000	491,117
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	1,200,000	1,534,521
Barclays Bank PLC:
144A, 2.5%, 9/21/2015 (b)		560,000	574,329
9.0%*, 11/10/2025		130,000	125,450
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,400,000	1,519,000
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	325,897
Citigroup, Inc.:
2.65%, 3/2/2015		225,000	224,520
6.375%, 8/12/2014		800,000	862,716
Daimler Finance North America LLC, 6.5%, 11/15/2013		800,000	866,885
E*TRADE Financial Corp., 7.875%, 12/1/2015		1,000,000	1,021,250
FUEL Trust, 144A, 3.984%, 6/15/2016		500,000	517,992
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	427,646
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	304,723
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017		1,000,000	1,001,858
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	569,070
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		200,000	203,500
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	327,149
ING Bank NV, 144A, 1.524%*, 3/15/2013		500,000	500,769
KeyCorp, Series H, 6.5%, 5/14/2013		335,000	353,660
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014		500,000	539,905
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015		300,000	315,935
Morgan Stanley, 6.0%, 5/13/2014		320,000	332,900
Murray Street Investment Trust I, 4.647%, 3/9/2017		500,000	503,002
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	292,666
National Australia Bank, 2.75%, 3/9/2017		315,000	315,347
Nomura Holdings, Inc., 5.0%, 3/4/2015		155,000	162,294
Nordea Bank AB, 144A, 3.125%, 3/20/2017		500,000	504,800
PC Financial Partnership, 5.0%, 11/15/2014		400,000	437,898
Petrobras International Finance Co., 2.875%, 2/6/2015		500,000	510,620
Principal Financial Group, Inc., 7.875%, 5/15/2014		770,000	859,493
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	254,439
RCI Banque SA, 144A, 4.6%, 4/12/2016		560,000	557,375
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	257,980
Santander U.S. Debt SAU, 144A, 2.485%, 1/18/2013		770,000	760,486
SLM Corp., 3.5%, 7/1/2014		219,000	220,445
Telecom Italia Capital SA:
4.95%, 9/30/2014		195,000	197,438
6.175%, 6/18/2014		510,000	526,473
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	244,586
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015		1,000,000	1,073,750
Total Capital SA, 3.0%, 6/24/2015		250,000	263,515
UBS AG, 144A, 2.25%, 3/30/2017		665,000	670,501
Vale Overseas Ltd., 6.25%, 1/23/2017		1,000,000	1,151,992
Ventas Realty LP, (REIT), 3.125%, 11/30/2015		195,000	200,746
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		414,000	463,680
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017		360,000	364,219
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		1,000,000	1,038,919
			31,918,511
Industrials 1.5%
ARAMARK Corp., 8.5%, 2/1/2015		1,400,000	1,435,014
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	407,333
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		500,000	522,301
			2,364,648
Information Technology 0.3%
Motorola Solutions, Inc., 5.375%, 11/15/2012		400,000	409,780
Materials 0.2%
ArcelorMittal, 4.5%, 2/25/2017		230,000	231,561
Telecommunication Services 3.4%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		190,000	207,100
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	366,058
Digicel Ltd., 144A, 12.0%, 4/1/2014		1,400,000	1,557,500
Frontier Communications Corp., 6.625%, 3/15/2015 (b)		1,400,000	1,470,000
Nextel Communications, Inc., Series C, 5.95%, 3/15/2014 (b)		1,400,000	1,398,250
Telefonica Emisiones SAU, 6.421%, 6/20/2016		300,000	308,823
			5,307,731
Utilities 2.2%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017		600,000	616,500
Ameren Corp., 8.875%, 5/15/2014		202,000	227,966
Centrais Eletricas Brasileiras SA, 144A, 7.75%, 11/30/2015		500,000	581,750
FirstEnergy Solutions Corp., 4.8%, 2/15/2015		410,000	442,910
Majapahit Holding BV, 144A, 7.75%, 10/17/2016 (b)		500,000	573,750
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014		1,000,000	1,078,800
			3,521,676
Total Corporate Bonds (Cost $53,347,642)			54,579,473

Mortgage-Backed Securities Pass-Throughs 1.2%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013		523	529
Federal National Mortgage Association:
4.5%, 4/1/2023		268,374	288,188
5.101%*, 9/1/2038		475,704	505,604
7.0%, 4/1/2038		133,420	151,450
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039		797,648	902,435
7.0%, 6/20/2038		23,413	26,958
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,755,402)			1,875,164

Asset-Backed 2.5%
Automobile Receivables 0.7%
AmeriCredit Automobile Receivables Trust, "D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,052,967
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014		132,533	132,728
			1,185,695
Credit Card Receivables 0.4%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		294,000	322,121
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		326,000	357,530
			679,651
Home Equity Loans 0.7%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.62%*, 2/25/2037		59,768	56,633
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		141,590	136,010
"AF1", Series 2006-4, 5.545%, 1/25/2037		63,338	35,699
"AF2", Series 2006-3, 5.58%, 11/25/2036		348,575	187,394
"AF1", Series 2007-2, 5.893%, 6/25/2037		356,048	163,088
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026		473,375	448,746
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		21,067	16,515
			1,044,085
Manufactured Housing Receivables 0.7%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019		84,243	85,823
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		965,762	971,535
			1,057,358
Total Asset-Backed (Cost $4,334,210)			3,966,789

Commercial Mortgage-Backed Securities 8.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AM", Series 2006-3, 6.054%*, 7/10/2044		625,000	598,279
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	771,438
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,119,880
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		620,000	654,917
"A4", Series 2005-C1, 5.014%, 2/15/2038		620,000	673,739
"H", Series 2002-CKP1, 144A, 7.655%*, 12/15/2035		350,000	349,704
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		650,000	694,920
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037		544,979	546,234
"A2", Series 2007-GG9, 5.381%, 3/10/2039		1,069,466	1,081,389
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		400,000	419,878
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		67,563	68,318
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	747,112
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	701,217
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	685,284
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	523,926
"A4", Series 2006-LDP7, 6.065%*, 4/15/2045		620,000	709,662
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		720,000	793,470
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	659,966
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042		620,000	672,365
"A2", Series 2007-HQ11, 5.359%, 2/12/2044		633,245	632,929
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.443%*, 12/15/2044		620,000	692,473
Total Commercial Mortgage-Backed Securities (Cost $13,456,897)			13,797,100

Collateralized Mortgage Obligations 6.4%
Banc of America Funding Corp., "2A3", Series 2005-4, 5.5%, 8/25/2035		206,363	208,065
Banc of America Mortgage Securities, Inc., "1A1", Series 2005-11, 5.75%, 12/25/2035		240,195	240,186
Citicorp Mortgage Securities, Inc.:
"1A6", Series 2004-6, 5.5%, 9/25/2034		200,000	202,435
"1A1", Series 2005-7, 5.5%, 10/25/2035		98,512	98,879
"1A2", Series 2006-5, 6.0%, 10/25/2036		84,419	85,221
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035		30,034	29,982
"A4", Series 2002-11, 6.25%, 10/25/2032		3,874	3,943
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.26%*, 2/20/2036		475,038	338,112
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.489%*, 8/28/2047		1,456,144	1,429,697
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.789%*, 2/25/2048		159,423	159,459
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		3,682,485	271,338
"YI", Series 3950, Interest Only, 3.0%, 11/15/2025		5,505,387	495,155
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013		8,017,074	263,138
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		2,696,067	94,874
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		3,414,241	264,318
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		2,605,079	133,349
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031		783,436	7,736
"LA", Series 1343, 8.0%, 8/15/2022		111,586	131,263
"PK", Series 1751, 8.0%, 9/15/2024		367,740	433,474
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		1,211,344	76,379
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		2,148,279	98,249
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		1,711,217	79,613
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		639,747	46,018
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		876,478	36,347
"27", Series 351, Interest Only, 5.0%, 4/1/2019		794,029	68,774
"2", Series 350, Interest Only, 5.5%, 3/1/2034		767,616	118,141
"SA", Series 2003-30, Interest Only, 7.411%**, 10/25/2017		743,727	32,830
Government National Mortgage Association:
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		679,437	48,740
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		641,207	94,809
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		2,544,198	323,608
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		2,193,104	393,521
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.691%*, 1/25/2036		144,427	141,367
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		245,449	244,030
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.008%*, 12/25/2034		109,267	100,754
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		256,445	260,967
"A6", Series 2002-QS19, 5.125%, 12/25/2032		151,418	154,423
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		380,340	397,810
Thornburg Mortgage Securities Trust, "4A3", Series 2007-3, 0.449%*, 6/25/2047		451,652	449,938
Vericrest Opportunity Loan Transferee:
"A1", Series 2012-NL1A, 144A, 4.213%, 3/25/2049		150,000	150,000
"A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050		196,156	196,952
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.537%*, 5/25/2035		1,000,000	947,439
Wells Fargo Mortgage Backed Securities Trust, "2A6", Series 2005-11, 5.5%, 11/25/2035		609,955	618,930
Total Collateralized Mortgage Obligations (Cost $10,782,411)			9,970,263

Government & Agency Obligations 18.4%
Other Government Related (c) 1.8%
BRFkredit AS, 144A, 2.05%, 4/15/2013		890,000	900,225
Dexia Credit Local, 144A, 2.75%, 1/10/2014		500,000	493,524
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	476,174
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015		880,000	917,400
			2,787,323
Sovereign Bonds 4.0%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	653,256
Republic of Croatia, 144A, 6.25%, 4/27/2017		1,000,000	1,011,860
Republic of Italy, 2.125%, 10/5/2012		500,000	499,802
Republic of Lithuania, 144A, 6.75%, 1/15/2015		1,000,000	1,083,410
Republic of Poland, 3.875%, 7/16/2015		440,000	462,550
Republic of Venezuela, 8.5%, 10/8/2014		500,000	506,250
Russian Foreign Bond, 144A, 3.625%, 4/29/2015		1,000,000	1,042,500
State of Qatar, 144A, 4.0%, 1/20/2015		500,000	528,250
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	473,750
			6,261,628
U.S. Treasury Obligations 12.6%
U.S. Treasury Bill, 0.13%***, 9/6/2012 (d)		184,000	183,922
U.S. Treasury Notes:
0.25%, 1/31/2014		500,000	500,019
0.25%, 2/15/2015		460,000	458,455
0.375%, 4/15/2015 (b)		10,000,000	9,999,220
0.75%, 6/15/2014		4,000,000	4,039,064
0.875%, 12/31/2016 (b)		3,000,000	3,017,814
1.25%, 8/31/2015 (b)		1,500,000	1,539,609
			19,738,103
Total Government & Agency Obligations (Cost $28,614,531)			28,787,054

Loan Participations and Assignments 24.6%
Senior Loans* 20.6%
Academy Ltd., Term Loan, 6.0%, 8/3/2018		997,500	1,008,717
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, 6/18/2018		1,000,000	1,003,330
Alkermes, Inc., Term Loan B, 6.75%, 9/15/2017		997,500	1,013,709
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/2018		498,750	498,802
AMN Healthcare, Inc., Term Loan B, 6.5%, 4/4/2018		500,000	501,250
API Technologies Corp., Term Loan B, 8.75%, 6/27/2016		992,059	992,059
Aptalis Pharma, Inc., Term Loan B, LIBOR plus 4.0%, 2/10/2017		498,737	495,087
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016		935,354	937,692
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016		468,085	472,572
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017		935,317	939,409
Bombardier Recreational Products, Inc., Term Loan B2, 4.49%, 6/28/2016		1,000,000	998,910
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017		500,000	500,000
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017		992,500	1,012,151
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		492,133	398,081
ClientLogic Corp., Term Loan, 7.219%, 1/30/2017		1,000,000	896,670
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016		756,204	762,159
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018		996,981	1,007,484
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018		941,480	937,163
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.224%, 4/4/2014		500,000	483,125
Exopack LLC, Term Loan, 6.5%, 5/31/2017		992,500	990,639
First Data Corp., Term Loan B, 4.24%, 3/23/2018		500,000	456,955
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018		489,344	492,403
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019		500,000	507,188
Gymboree Corp., Term Loan, 5.0%, 2/23/2018		989,975	954,351
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		992,500	993,741
Ineos U.S. Finance LLC, Term Loan, LIBOR plus 5.25%, 4/27/2018		500,000	503,125
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017		471,888	474,983
Istar Financial, Inc., Term Loan A1, 5.0%, 6/28/2013		519,805	520,130
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017		961,017	961,820
Merrill Communications LLC, Second Lien Term Loan, 12.0%, 11/15/2013		554,677	493,662
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016		500,000	513,332
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018		1,000,000	1,002,240
Reynolds Group Holdings, Inc., Term Loan B, 6.5%, 2/9/2018		979,322	990,491
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017		496,250	487,722
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017		470,537	467,302
Sprouts Farmers Markets Holdings LLC, Term Loan, LIBOR plus 4.75%, 4/18/2018		500,000	497,500
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018		846,154	837,692
Terex Corp., Term Loan B, 5.5%, 4/28/2017		995,000	1,003,582
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		928,222	928,802
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		992,443	994,299
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019		250,000	251,615
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017		495,000	497,374
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017		666,923	677,764
Wm. Bolthouse Farms, Inc., Second Lien Term Loan, 9.5%, 8/11/2016		500,000	504,065
Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/2/2019		500,000	504,375
			32,365,522
Sovereign Loans 4.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		620,000	643,250
Gazprom OAO, 144A, 8.125%, 7/31/2014		1,040,000	1,153,110
OAO Novatek, 144A, 5.326%, 2/3/2016		500,000	520,960
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013		381,000	398,496
Russian Railways, 5.739%, 4/3/2017		500,000	534,371
Sberbank of Russia, 144A, 4.95%, 2/7/2017		400,000	408,000
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,000,000	1,032,500
Vnesheconombank, 144A, 5.375%, 2/13/2017		500,000	521,250
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,000,000	1,018,000
			6,229,937
Total Loan Participations and Assignments (Cost $38,412,152)			38,595,459

	Shares	Value ($)

Securities Lending Collateral 13.6%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $21,346,155)	21,346,155	21,346,155

Cash Equivalents 4.6%
Central Cash Management Fund, 0.12% (e) (Cost $7,238,260)	7,238,260	7,238,260

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $179,287,660)+	115.0	180,155,717
Other Assets and Liabilities, Net	(15.0)	(23,463,888)
Net Assets	100.0	156,691,829

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** These securities are shown at their current rate as of April 30, 2012.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $179,287,660. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $868,057. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,805,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,937,784.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $20,865,124, which is 13.3% of net assets.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) At April 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
2-Year U.S. Treasury Note	USD	6/29/2012	300	66,164,063	114,518

At April 30, 2012, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
5-Year U.S. Treasury Note	USD	6/29/2012	205	25,378,359	(95,947)

At April 30, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
12/20/2010 3/20/2016	500,000	1	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(5,720)	(180)	(5,540)
6/22/2009 9/20/2014	1,000,000	2	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	85,701	(15,948)	101,649
Total net unrealized appreciation							96,109

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2012, open interest rate swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/24/2012 9/24/2013	55,000,000	3	Fixed — 0.49%	Floating — LIBOR	23,716	81,196	(57,480)
9/24/2012 9/24/2013	55,000,000	4	Fixed — 0.49%	Floating — LIBOR	23,716	(3,486)	27,202
9/24/2012 9/24/2016	18,000,000	3	Fixed — 1.325%	Floating — LIBOR	(225,387)	—	(225,387)
9/24/2012 9/24/2016	18,000,000	4	Fixed — 1.325%	Floating — LIBOR	(225,387)	6,747	(232,134)
11/15/2010 11/15/2025	600,000	5	Floating — LIBOR	Floating — 4.502%++	51,296	—	51,296
Total net unrealized depreciation							(436,503)

++ These interest rate swaps are shown at their current rate as of April 30, 2012.

At April 30, 2012, open total return swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
6/9/2010 6/1/2012	6,200,000	6	0.45%	Citi Global Interest Rate Strategy Index	(34,389)	—	(34,389)

Counterparties:

1 Morgan Stanley

2 JPMorgan Chase Securities, Inc.

3 Bank of America

4 BNP Paribas

5 Barclays Bank PLC

6 Citigroup, Inc.

LIBOR: London Interbank Offered Rate

At April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,200,000	USD	1,570,631	7/11/2012	(18,415)	UBS AG

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$54,579,473	$—	$54,579,473
Mortgage-Backed Securities Pass-Throughs	—	1,875,164	—	1,875,164
Asset-Backed	—	3,966,789	—	3,966,789
Commercial Mortgage-Backed Securities	—	13,797,100	—	13,797,100
Collateralized Mortgage Obligations	—	9,820,263	150,000	9,970,263
Government & Agency Obligations	—	28,787,054	—	28,787,054
Loan Participations and Assignments	—	38,595,459	—	38,595,459
Short-Term Investments (i)	28,584,415	—	—	28,584,415
Derivatives (j)	114,518	180,147	—	294,665
Total	$28,698,933	$151,601,449	$150,000	$180,450,382
Liabilities
Derivatives (j)	$(95,947)	$(573,345)	$—	$(669,292)
Total	$(95,947)	$(573,345)	$—	$(669,292)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Collaterized Mortgage Obligations	Total
Balance as of October 31, 2011	$150,480	$—	$150,480
Realized gain (loss)	2,266	—	2,266
Change in unrealized appreciation (depreciation)	7,018	0	7,018
Amortization premium/discount	236	—	236
Purchases	—	150,000	150,000
Sales	(160,000)	—	(160,000)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2012	$—	$150,000	$150,000
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2012	$—	$0	$0

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $150,703,245) — including $20,865,124 of securities loaned	$151,571,302
Investment in Daily Assets Fund Institutional (cost $21,346,155)*	21,346,155
Investment in Central Cash Management Fund (cost $7,238,260)	7,238,260
Total investments in securities, at value (cost $179,287,660)	180,155,717
Cash	315,781
Foreign currency, at value (cost $9,001)	9,092
Deposit from broker on swap contracts	100,000
Receivable for investments sold	230,769
Receivable for Fund shares sold	2,363,790
Interest receivable	1,358,230
Unrealized appreciation on swap contracts	180,147
Upfront payments paid on swap contracts	87,943
Due from Advisor	12,539
Other assets	46,890
Total assets	$184,860,898
Liabilities
Payable upon return of securities loaned	21,346,155
Payable for investments purchased	4,025,405
Payable upon return of deposit for swap contracts	100,000
Payable for Fund shares redeemed	1,715,591
Payable for variation margin on futures contracts	1,551
Unrealized depreciation on swap contracts	554,930
Unrealized depreciation on forward foreign currency exchange contracts	18,415
Upfront payments received on swap contracts	19,614
Distributions payable	76,188
Accrued management fee	47,476
Accrued trustees' fees	287
Other accrued expenses and payables	263,457
Total liabilities	28,169,069
Net assets, at value	$156,691,829

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	(25,873)
Net unrealized appreciation (depreciation) on: Investments	868,057
Swap contracts	(374,783)
Futures	18,571
Foreign currency	(18,509)
Accumulated net realized gain (loss)	(24,810,837)
Paid-in capital	181,035,203
Net assets, at value	$156,691,829
Net Asset Value
Class A Net Asset Value and redemption price per share ($77,304,453 ÷ 8,610,010 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.98
Maximum offering price per share (100 ÷ 97.25 of $8.98)	$9.23
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,791,497 ÷ 199,353 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.99
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($33,544,472 ÷ 3,737,796 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.97
Class S Net Asset Value, offering and redemption price per share ($23,898,796 ÷ 2,658,571 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.99
Institutional Class Net Asset Value, offering and redemption price per share ($20,152,611 ÷ 2,241,181 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $1,147)	$3,396,082
Income distributions — Central Cash Management Fund	3,603
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	7,612
Total income	3,407,297
Expenses: Management fee	296,779
Administration fee	74,195
Services to shareholders	101,743
Distribution and service fees	257,850
Custodian fee	33,999
Professional fees	56,756
Reports to shareholders	34,209
Registration fees	37,940
Trustees' fees and expenses	3,700
Other	16,368
Total expenses before expense reductions	913,539
Expense reductions	(170,608)
Total expenses after expense reductions	742,931
Net investment income	2,664,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	129,542
Swap contracts	(103,306)
Futures	157,669
Written options	12,470
Foreign currency	27,139
223,514
Change in net unrealized appreciation (depreciation) on: Investments	1,689,195
Swap contracts	(484,935)
Futures	(14,124)
Foreign currency	(18,509)
1,171,627
Net gain (loss)	1,395,141
Net increase (decrease) in net assets resulting from operations	$4,059,507

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$2,664,366	$5,444,554
Net realized gain (loss)	223,514	(1,620,436)
Change in net unrealized appreciation (depreciation)	1,171,627	(7,729,667)
Net increase (decrease) in net assets resulting from operations	4,059,507	(3,905,549)
Distributions to shareholders from: Net investment income: Class A	(1,260,717)	(3,213,341)
Class B	(27,801)	(66,885)
Class C	(464,395)	(757,084)
Class S	(466,428)	(822,484)
Institutional Class	(377,025)	(585,781)
Return of capital: Class A	—	(79,148)
Class B	—	(1,647)
Class C	—	(18,648)
Class S	—	(20,259)
Institutional Class	—	(14,429)
Total distributions	(2,596,366)	(5,579,706)
Fund share transactions: Proceeds from shares sold	38,691,814	144,816,894
Reinvestment of distributions	2,198,115	4,773,486
Payments for shares redeemed	(39,354,530)	(149,978,095)
Net increase (decrease) in net assets from Fund share transactions	1,535,399	(387,715)
Increase (decrease) in net assets	2,998,540	(9,872,970)
Net assets at beginning of period	153,693,289	163,566,259
Net assets at end of period (including accumulated distributions in excess of net investment income of $25,873 and $93,873, respectively)	$156,691,829	$153,693,289

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.89		$9.32	$9.23	$9.00	$9.91	$9.91
Income (loss) from investment operations: Net investment incomea	.16		.31	.31	.35	.41	.43
Net realized and unrealized gain (loss)	.09		(.42)	.09	.23	(.90)	.00 ***
Total from investment operations	.25		(.11)	.40	.58	(.49)	.43
Less distributions from: Net investment income	(.16)		(.31)	(.31)	(.35)	(.42)	(.43)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.16)		(.32)	(.31)	(.35)	(.42)	(.43)
Net asset value, end of period	$8.98		$8.89	$9.32	$9.23	$9.00	$9.91
Total Return (%)b,c	2.84	**	(1.36)	4.50	6.62	(5.19)	4.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		71	106	119	135	86
Ratio of expenses before expense reductions (%)	1.13	*	1.17	1.08	1.10	.95	1.14
Ratio of expenses after expense reductions (%)	.90	*	.76	.75	.70	.70	.70
Ratio of net investment income (%)	3.70	*	3.39	3.28	3.91	4.22	4.31
Portfolio turnover rate (%)	34	**	120	101	177	181	230
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.90		$9.33	$9.23	$9.00	$9.91	$9.91
Income (loss) from investment operations: Net investment incomea	.13		.24	.24	.28	.34	.35
Net realized and unrealized gain (loss)	.09		(.42)	.10	.23	(.91)	.00 ***
Total from investment operations	.22		(.18)	.34	.51	(.57)	.35
Less distributions from: Net investment income	(.13)		(.24)	(.24)	(.28)	(.34)	(.35)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.13)		(.25)	(.24)	(.28)	(.34)	(.35)
Net asset value, end of period	$8.99		$8.90	$9.33	$9.23	$9.00	$9.91
Total Return (%)b,c	2.55	**	(2.09)	3.72	5.83	(5.91)	3.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	4	6	6
Ratio of expenses before expense reductions (%)	1.95	*	1.92	1.89	1.89	1.84	1.90
Ratio of expenses after expense reductions (%)	1.65	*	1.51	1.50	1.45	1.45	1.45
Ratio of net investment income (%)	2.94	*	2.64	2.53	3.16	3.47	3.56
Portfolio turnover rate (%)	34	**	120	101	177	181	230
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.88		$9.32	$9.22	$8.99	$9.90	$9.90
Income (loss) from investment operations: Net investment incomea	.13		.24	.24	.28	.34	.35
Net realized and unrealized gain (loss)	.09		(.43)	.10	.23	(.91)	.00 ***
Total from investment operations	.22		(.19)	.34	.51	(.57)	.35
Less distributions from: Net investment income	(.13)		(.24)	(.24)	(.28)	(.34)	(.35)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.13)		(.25)	(.24)	(.28)	(.34)	(.35)
Net asset value, end of period	$8.97		$8.88	$9.32	$9.22	$8.99	$9.90
Total Return (%)b,c	2.45	**	(2.08)	3.73	5.85	(5.92)	3.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		34	27	26	21	21
Ratio of expenses before expense reductions (%)	1.84	*	1.82	1.80	1.81	1.74	1.87
Ratio of expenses after expense reductions (%)	1.65	*	1.51	1.50	1.46	1.45	1.45
Ratio of net investment income (%)	2.94	*	2.64	2.53	3.16	3.47	3.56
Portfolio turnover rate (%)	34	**	120	101	177	181	230
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.90		$9.33	$9.24	$9.00	$9.91	$9.91
Income (loss) from investment operations: Net investment incomea	.17		.33	.33	.37	.43	.45
Net realized and unrealized gain (loss)	.09		(.42)	.09	.24	(.90)	.00 ***
Total from investment operations	.26		(.09)	.42	.61	(.47)	.45
Less distributions from: Net investment income	(.17)		(.33)	(.33)	(.37)	(.44)	(.45)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.17)		(.34)	(.33)	(.37)	(.44)	(.45)
Net asset value, end of period	$8.99		$8.90	$9.33	$9.24	$9.00	$9.91
Total Return (%)b	2.96	**	(1.09)	4.75	7.01	(4.96)	4.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		27	12	7	4	1
Ratio of expenses before expense reductions (%)	.95	*	.81	.79	.77	.75	1.15
Ratio of expenses after expense reductions (%)	.65	*	.51	.50	.46	.45	.45
Ratio of net investment income (%)	3.94	*	3.63	3.53	4.16	4.47	4.56
Portfolio turnover rate (%)	34	**	120	101	177	181	230
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.90		$9.34	$9.24	$9.01	$9.92	$9.92
Income (loss) from investment operations: Net investment incomea	.17		.33	.33	.37	.43	.45
Net realized and unrealized gain (loss)	.09		(.43)	.10	.23	(.90)	.00 ***
Total from investment operations	.26		(.10)	.43	.60	(.47)	.45
Less distributions from: Net investment income	(.17)		(.33)	(.33)	(.37)	(.44)	(.45)
Return of capital	—		(.01)	—	—	—	—
Total distributions	(.17)		(.34)	(.33)	(.37)	(.44)	(.45)
Net asset value, end of period	$8.99		$8.90	$9.34	$9.24	$9.01	$9.92
Total Return (%)b	2.97	**	(1.09)	4.76	6.90	(4.95)	4.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		20	15	9	11	18
Ratio of expenses before expense reductions (%)	.84	*	.78	.76	.76	.68	.82
Ratio of expenses after expense reductions (%)	.65	*	.51	.50	.45	.45	.45
Ratio of net investment income (%)	3.94	*	3.63	3.53	4.17	4.47	4.56
Portfolio turnover rate (%)	34	**	120	101	177	181	230
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Ultra-Short Duration Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $25,002,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2012 ($83,000), October 31, 2013 ($1,646,000), October 31, 2014 ($1,157,000), October 31, 2015 ($190,000), October 31, 2016 ($2,167,000), October 31, 2017 ($17,224,000), October 31, 2018 ($841,000) and October 31, 2019 ($1,694,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2012, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration and to enhance potential gains. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the Fund invested in interest rate swap contracts with a total notional amount generally indicative of a range from approximately $146,600,000 to $148,640,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in credit default swap contracts sold had a total notional amount of $1,500,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. For the six months ended April 30, 2012, the Fund entered into total return swap transactions to enhance potential gains. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open total return swap contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the Fund's investment in total return swap contracts had a total notional amount generally indicative of a range from approximately $6,200,000 to $8,600,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2012, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $10,177,000 to $66,164,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $12,115,000 to $25,378,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,571,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. For the six months ended April 30, 2012, the Fund entered into options on interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There are no open purchased option contracts or written option contracts as of April 30, 2012. For the six months ended April 30, 2012, the Fund invested in written option contracts with total values ranging from $0 to $12,470, and purchased option contracts with total values ranging from $0 to approximately $23,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Futures Contracts	Total Value
Interest Rate Contracts (a) (b)	$78,498	$114,518	$193,016
Credit Contracts (a)	101,649	—	101,649
	$180,147	$114,518	$294,665

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Interest Rate Contracts (a) (b)	$—	$(549,390)	$(95,947)	$(645,337)
Credit Contracts (a)	—	(5,540)	—	(5,540)
Foreign Exchange Contracts (c)	(18,415)	—	—	(18,415)
	$(18,415)	$(554,930)	$(95,947)	$(669,292)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(22,530)	$12,470	$—	$(103,306)	$157,669	$44,303
Foreign Exchange Contracts (b)	—	—	4,805	—	—	4,805
	$(22,530)	$12,470	$4,805	$(103,306)	$157,669	$49,108

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swaps contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(503,904)	$(14,124)	$(518,028)
Credit Contracts (a)	—	18,969	—	18,969
Foreign Exchange Contracts (b)	(18,415)	—	—	(18,415)
	$(18,415)	$(484,935)	$(14,124)	$(517,474)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $37,054,957 and $44,662,762, respectively. Purchases and sales of U.S. Treasury securities aggregated $16,958,869 and $4,145,481, respectively.

For the six months ended April 30, 2012, transactions for written options on future contracts were as follows:
	Contracts	Premium
Outstanding, beginning of period	—	$—
Options written	100	12,470
Options expired	(100)	(12,470)
Outstanding, end of period	—	$—

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

For the period from November 1, 2011 through January 31, 2012, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.85%
Class B	1.60%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

Effective February 1, 2012, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.95%
Class B	1.70%
Class C	1.70%
Class S	.70%
Institutional Class	.70%

This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended April 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $77,838, and the amount charged aggregated $218,941, which was equivalent to an annualized effective rate of 0.30% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $74,195, of which $12,453 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$25,928	$25,928
Class B	861	861
Class C	4,172	4,172
Class S	2,604	2,604
Institutional Class	1,820	1,820
	$35,385	$35,385

In addition, the Advisor reimbursed $21,402 and $6,549 of sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$7,333	$2,165
Class C	122,847	23,022
	$130,180	$25,187

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$84,952	$18,223	$66,729	.19%
Class B	2,441	1,075	995	.14%
Class C	40,277	10,136	14,648	.18%
	$127,670	$29,434	$82,372

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012 aggregated $3,251.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for the Class B and C shares aggregated $4,321 and $3,802, respectively. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $75 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,777, of which $12,608 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Effective January 27, 2012, Deutsche Bank AG serves as lending agent for the Fund. For the period from January 27, 2012 through April 30, 2012, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $875.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Fund Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,980,472	$17,704,023	4,971,481	$45,398,988
Class B	2,507	22,288	23,115	209,175
Class C	496,910	4,433,926	1,875,584	17,009,224
Class S	1,202,329	10,744,519	6,556,949	59,869,355
Institutional Class	648,338	5,787,058	2,444,667	22,330,152
		$38,691,814		$144,816,894
Shares issued to shareholders in reinvestment of distributions
Class A	130,663	$1,161,040	343,367	$3,125,725
Class B	2,924	25,989	6,794	61,831
Class C	42,602	378,171	65,154	589,540
Class S	37,133	330,153	64,893	584,007
Institutional Class	34,017	302,762	45,586	412,383
		$2,198,115		$4,773,486
Shares redeemed
Class A	(1,514,720)	$(13,482,420)	(8,707,853)	$(78,458,470)
Class B	(49,427)	(439,937)	(107,375)	(981,253)
Class C	(573,074)	(5,104,089)	(1,095,018)	(9,988,360)
Class S	(1,595,487)	(14,221,955)	(4,931,124)	(44,076,098)
Institutional Class	(685,409)	(6,106,129)	(1,809,201)	(16,473,914)
		$(39,354,530)		$(149,978,095)
Net increase (decrease)
Class A	596,415	$5,382,643	(3,393,005)	$(29,933,757)
Class B	(43,996)	(391,660)	(77,466)	(710,247)
Class C	(33,562)	(291,992)	845,720	7,610,404
Class S	(356,025)	(3,147,283)	1,690,718	16,377,264
Institutional Class	(3,054)	(16,309)	681,052	6,268,621
		$1,535,399		$(387,715)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,028.40	$1,025.50	$1,024.50	$1,029.60	$1,029.70
Expenses Paid per $1,000*	$4.54	$8.31	$8.31	$3.28	$3.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,020.39	$1,016.66	$1,016.66	$1,021.63	$1,021.63
Expenses Paid per $1,000*	$4.52	$8.27	$8.27	$3.27	$3.27

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Ultra-Short Duration Fund	.90%	1.65%	1.65%	.65%	.65%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SDUAX	SDUBX	SDUCX	SDUSX	MGSFX
CUSIP Number	23339E 822	23339E 814	23339E 798	23339E 780	23339E 772
Fund Number	434	634	734	2334	557

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DUSDF-3
(R-027579-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012